Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Telephone and Internet Subscribers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,502	¥ 21,489
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	25,936	26,181
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	(4,434)	(4,692)
Telephone and Internet subscribers [member]
Disclosure of financial assets [line items]
Accounts receivable	8,633	9,343
Telephone and Internet subscribers [member] | Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	11,071	12,146
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	7,068	7,545
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,601	1,777
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,481	1,822
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	921	1,002
Telephone and Internet subscribers [member] | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (2,438)	¥ (2,803)